Financial instruments - Fair values and risk management - Interest rate re-pricing (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 4,675.0	€ 3,625.8	€ 3,150.3
Cash and cash equivalents | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	3,599.3	2,669.0	2,650.7
Cash > 3 months | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	1,056.2	934.1	465.5
Restricted cash | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 19.5	€ 22.7	€ 34.1
Cash and liquid resources
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate on financial assets	3.02%	(0.31%)	(0.26%)
Current financial assets	€ 4,675.0	€ 3,626.0	€ 3,150.0